Profit and loss information	6 Months Ended
Sep. 30, 2021
Analysis of income and expense [abstract]
Profit and loss information	Profit and loss information

(EUR thousand)	Three months ended September 30			Six months ended September 30
Expenses by nature	2021	2020 Restated	2019	2021	2020 Restated	2019
Employee benefit expenses	(20,899)	(14,400)	(32,870)	(42,557)	(31,153)	(64,428)
Depreciation and amortization	(22,090)	(29,034)	(26,955)	(50,172)	(58,418)	(54,921)
Agent costs	(3,524)	(1,680)	(24,351)	(5,873)	(2,481)	(43,704)
IT costs	(3,497)	(2,243)	(3,697)	(5,447)	(5,232)	(7,410)
Auditors, lawyers and consultants	(2,452)	(1,666)	(8,471)	(5,183)	(3,211)	(10,423)
Advertising and promotion	(2,420)	(224)	(2,903)	(4,495)	(628)	(4,762)
Travel, entertainment, office and rental cost	(567)	(394)	(1,583)	(934)	(721)	(3,564)
Change in fair value of warrants	24,484	1,920	—	13,735	1,920	—
Other operating income / (expenses) (1)	7,637	(247,521)	1,079	9,947	(252,134)	(1,336)
Total	(23,328)	(295,242)	(99,751)	(90,979)	(352,058)	(190,548)
Of which exceptional items	30,399	(249,218)	(7,346)	18,230	(254,136)	(9,198)
Of which capitalized expenditure	4,290	4,292	6,336	8,138	8,578	11,314
(1) Commentary under “Other exceptional items” below.
Total software development expenditure capitalized for the three months ended September 30, 2021 amounted to EUR4.3 million (EUR4.3 million for the three months ended September 30, 2020, EUR6.3 million for the three months ended September 30, 2019) and for the six months ended September 30, 2021 to EUR8.1 million (EUR8.6 million for the six months ended September 30, 2020, EUR11.3 million for the six months ended September 30, 2019). These expenditures are included in various line items above, such as Employee benefit expenses, IT costs, and Auditors, lawyers, and consultants while the amount capitalized has been deducted from the Other operating expenses line.
For the three months ended September 30, 2021, the Group has benefited from grants in relation to COVID-19 offered by various countries governments amounting to EUR2.0 million (EUR4.6 million for the three months ended September 30, 2020, nil for the three months ended September 30, 2019) and for the six months ended September 30, 2021 these grants amounted to EUR6.0 million (EUR11.9 million for the six months ended September 30, 2020, nil for the six months ended September 30, 2019). The grants are presented within Operating Expenses in the Income Statement as a reduction of the related expense that they are intended to compensate. There are no unfulfilled conditions or other contingencies related to these grants.
Exceptional items
Exceptional items consist of items which the board considers as not directly related to ordinary business operations and which are not included in the assessment of management performance and can be analyzed as follows:

(EUR thousand)	Three months ended September 30			Six months ended September 30
Exceptional items	2021	2020 Restated	2019	2021	2020 Restated	2019
Business restructuring expenses	(880)	(4,380)	(652)	(897)	(6,987)	(914)
Corporate restructuring expenses	(2,520)	(246,447)	(6,282)	(2,592)	(248,550)	(6,318)
Monitoring fee (including Directors fee)	(40)	32	(69)	(80)	(98)	(419)
Impairment	(60)	(229)	(115)	(159)	(377)	(115)
Net sales of assets (loss)	(35)	(70)	(26)	(34)	(44)	(189)
Share based payments	(422)	—	(179)	(1,200)	—	(1,191)
Change in fair value of warrants	24,484	1,920	—	13,735	1,920	—
Other exceptional items	9,872	(44)	(23)	9,457	—	(52)
Total	30,399	(249,218)	(7,346)	18,230	(254,136)	(9,198)

Business restructuring expenses
For the three months ended September 30, 2021 and the six months ended September 30, 2021 business restructuring expenses correspond to expenses related to workforce reduction in several jurisdictions as a result of COVID -19.
In the 2020 and 2019 comparative periods Business restructuring expenses correspond to expenses related to replacement of management positions and costs associated with replacing roles, changing of facilities or discontinued operations.
Corporate restructuring expenses
In the three months ended September 30, 2021 and the six months ended September 30, 2021 corporate restructuring expenses mainly correspond to charges incurred associated with the acquisition of Yocuda. For further details refer to Note 13.
In the three months ended September 30, 2020, corporate restructuring expenses correspond to charges incurred associated with the capital reorganization and subsequent merger with FPAC. This included a non-cash issuance charge of EUR135.3 million which represents the difference in the fair value of equity instruments held by FPAC stockholders over the fair value of identifiable net assets of FPAC, a non-cash share-based revaluation charge of EUR58.6 million upon conversion of previously cash-settled plans to equity-settled plans, the write-off of historical unamortized debt costs of EUR8.1 million partially offset by EUR3.6 million of IFRS 9 conversion unwinding amounts, a transaction bonus of EUR6.0 million and advisory expenses associated with the transaction of EUR41.9 million.
In the 2019 comparative periods corporate restructuring expenses correspond to legal, consultancy and advisory expenses associated with preparing the Group for an exit by the shareholders of the Group which was underway then.
Impairment
Impairment expenses relate primarily to impairment of capitalized software and right of use assets.
Share based payments
For the three months ended September 30, 2021 and the six months ended September 30, 2021 share based payments represent the expenses of the Management Incentive Plan for share options and restricted share grants issued in November 2020 and June 2019.
For the three months ended September 30, 2019 and the six months ended September 30, 2019 share based payments represent the change in fair value of the liability for share-based payments recognized according to IFRS 2.
Change in Fair Value of Warrants
For the three months ended September 30, 2021, the three months ended September 30, 2020, the six months ended September 30, 2021 and the six months ended September 30, 2020 this represents the income statement charge resulting from the fair valuation of the warrants. For further details refer to Note 15.
Other exceptional items
In the three months ended September 30, 2021 and the six months ended September 30, 2021 other exceptional items mainly correspond to the reversal of the earn-out recognized as of March 31, 2021 and to capitalized projects written off.

Depreciation and amortization

(EUR thousand)		Three months ended September 30			Six months ended September 30
Depreciation and amortization	Note	2021	2020	2019	2021	2020	2019
Depreciation of property, plant and equipment		(4,231)	(4,968)	(5,329)	(8,510)	(10,344)	(10,701)
Amortization of customer relationships		(11,722)	(18,129)	(17,563)	(29,753)	(36,201)	(35,175)
Amortization of trademarks		(559)	(559)	(559)	(1,118)	(1,118)	(1,118)
Amortization of other intangible assets		(5,578)	(5,378)	(3,504)	(10,791)	(10,755)	(7,927)
Amortization of intangible assets	8	(17,859)	(24,066)	(21,626)	(41,662)	(48,074)	(44,220)
Total		(22,090)	(29,034)	(26,955)	(50,172)	(58,418)	(54,921)
Of which amortization of intangible assets acquired through business combinations		(11,396)	(18,635)	(18,566)	(29,484)	(37,249)	(37,219)
Net finance costs

(EUR thousand)		Three months ended September 30			Six months ended September 30
	Note	2021	2020	2019	2021	2020	2019
Finance income
Interest income on short-term bank deposits		57	59	122	119	115	233
Net foreign exchange gains on financing activities		—	—	803	—	818	1,801
Net foreign exchange gains (1)		—	453	371	—	1	—
Other finance income		1,015	1,042	502	1,046	1,079	607
Total finance income		1,072	1,554	1,798	1,165	2,013	2,641
Finance costs
Interest expense:
- Bank borrowings (including amortization of capitalized financing fees)		(5,574)	(5,475)	(6,509)	(11,082)	(11,645)	(12,933)
- Lease liabilities interest		(139)	(217)	(272)	(324)	(471)	(552)
- Interest expenses on Non-Convertible Preferred Equity Certificates issued to 3rd Parties	10	—	(31)	(41)	—	(80)	(84)
Net foreign exchange losses (1)		(761)	—	—	(996)	(384)	(1,179)
Other finance expenses		(679)	(290)	(4,040)	(1,307)	(1,206)	(4,082)
Total finance costs		(7,153)	(6,013)	(10,862)	(13,709)	(13,786)	(18,830)
Net finance costs		(6,081)	(4,459)	(9,064)	(12,544)	(11,773)	(16,189)
(1)Net foreign exchange gains and losses arising during the period result from the difference between the value originally recorded and the amount actually paid or received, as well as unrealized gains and losses due to the difference between the original value recorded and the value at the balance sheet date.
EUR5.6 million (EUR5.5 million for the three months ended September 30, 2020, EUR6.5 million for the three months ended September 30, 2019) of finance expenses for the three months ended September 30, 2021 on bank borrowings includes EUR5.1 million (EUR4.9 million for the three months ended September 30, 2020, EUR6.0 million for the three months ended September 30, 2019) of interest expenses, EUR0.5 millions (EUR0.8 million for the three months ended September 30, 2020, EUR0.9 million for the three months ended September 30, 2019) of amortization of capitalized financing fees, and nil (EUR0.3 million for the three months ended September 30, 2020, EUR0.4 million for the three months ended September 30, 2019) amortization of IFRS9 impact.
EUR11.1 million (EUR11.6 million for the six months ended September 30, 2020, EUR12.9 million for the six months ended September 30, 2019) of finance expenses for the six months ended September 30, 2021 on bank borrowings includes EUR10.1 million (EUR10.5 million for the six months ended September 30, 2020, EUR11.8 million for the six months ended September 30, 2019) of interest expenses, EUR0.9 million (EUR1.8 million for the six months ended September 30, 2020, EUR1.9 million for the six months ended September 30, 2019) of amortization of capitalized financing fees, and nil (EUR0.7 million for the six months ended September 30, 2020, EUR0.8 million for the six months ended September 30, 2019) amortization of IFRS9 impact. For further details, refer to Note 11.
Income tax

(EUR thousand)		Three months ended September 30			Six months ended September 30
Income tax	Note	2021	2020	2019	2021	2020	2019
Current income tax expense		(1,435)	(1,235)	(10,944)	(1,887)	(946)	(18,396)
Adjustment in respect of current income tax of previous periods		1,177	(931)	(456)	975	(927)	(435)
Deferred tax benefit	12	4,642	12,826	5,745	11,234	18,365	9,879
Income tax benefit / (expense) reported in the income statement		4,384	10,660	(5,655)	10,322	16,492	(8,952)
Of which income tax benefit related to amortization of acquisition related items		2,541	3,767	3,767	6,373	7,533	7,533
Of which tax impact on exceptional items		302	1,690	897	250	1,690	1,123
Of which exceptional income tax benefit / (expense)		179	(925)	571	(778)	(925)	(1,058)

Exceptional Income Tax Expenses
Italy
As part of the settlement signed with the Italian tax authorities in August 2020, Global Blue Italy paid two additional installments for an amount of EUR1.3 million during the six months ended September 30, 2021. As a result, the income tax payable relating to Italy is EUR11.0 million as of September 30, 2021 (EUR12.4 million as of March 31, 2021 and EUR13.5 million as of March 31, 2020.
Germany
In relation to the uncertain tax position related to the German profit and loss pooling agreement the Company has a recorded tax provision of EUR4.2 million as of September 30, 2021 including an additional EUR0.1 million related to the late interests until September 30, 2021 (EUR4.1 million as of March 31, 2021 and EUR3.8 million as of March 31, 2020).